Rule 497 (e)

333-124048

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

SUPPLEMENT DATED JULY 14, 2016

TO PROSPECTUS DATED MAY 1, 2016

While the contract has a minimum Purchase Payment of $15,000, certain qualified plans may require a higher initial Purchase Payment, including, but not limited to, 403(b) plans as referenced on page 18 of the prospectus.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS.  READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-07-14-2016